Details of Significant Accounts - Summary of Other Gains and Losses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Other Gains And Losses [Abstract]
Net currency exchange gain (loss)	$ 17,088	$ 609	$ 14,515	$ (2,986)
Other gains (losses)	(297)	(11)	(53)	1,478
Total other gains (losses)	$ 16,791	$ 598	$ 14,462	$ (1,508)